Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 91.8%
Communication Services 17.1%
Altice Financing SA:
144A, 5.0%, 1/15/2028		300,000	242,643
144A, 5.75%, 8/15/2029		750,000	586,484
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	836,535
144A, 5.125%, 1/15/2029		954,000	761,125
144A, 5.5%, 1/15/2028		595,000	481,396
144A, 8.125%, 2/1/2027		475,000	398,835
AMC Networks, Inc., 4.25%, 2/15/2029		220,000	174,266
British Telecommunications PLC, REG S, 5.125%, 10/3/2054	EUR	565,000	606,822
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		230,000	215,434
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		770,000	700,542
144A, 4.75%, 3/1/2030		650,000	602,071
144A, 5.0%, 2/1/2028		2,600,000	2,530,897
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		1,000,000	926,973
CommScope LLC:
144A, 4.75%, 9/1/2029		204,000	181,596
144A, 6.0%, 3/1/2026		530,000	530,000
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		170,000	152,966
Consolidated Communications, Inc.:
144A, 5.0%, 10/1/2028		315,000	298,375
144A, 6.5%, 10/1/2028		560,000	546,248
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		2,560,000	1,932,554
144A, 5.0%, 11/15/2031		1,310,000	695,432
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		2,000	1,981
144A, 8.875%, 2/1/2030		295,000	291,803
DISH DBS Corp., 144A, 5.75%, 12/1/2028		2,060,000	1,784,689
DISH Network Corp., 144A, 11.75%, 11/15/2027		1,285,000	1,356,825
EchoStar Corp.:
6.75%, 11/30/2030		1,090,000	1,006,181
10.75%, 11/30/2029		915,000	986,352
eDreams ODIGEO SA, REG S, 5.5%, 7/15/2027	EUR	680,000	712,134
Hughes Satellite Systems Corp., 6.625%, 8/1/2026 (b)		765,000	527,507
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028		860,000	697,675
Iliad Holding SASU:
REG S, 5.625%, 10/15/2028	EUR	2,755,000	2,928,449
144A, 6.875%, 4/15/2031	EUR	200,000	222,844
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029 (b)		200,000	162,480
144A, 6.75%, 10/15/2027 (b)		209,000	191,275
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		695,000	615,536
144A, 10.75%, 12/15/2030		790,000	889,153

Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031		645,000	553,438
144A, 5.0%, 12/15/2027		1,035,000	1,014,187
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	905,456
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031 (b)		778,000	809,450
Optics Bidco SpA, Series 2033, 144A, 6.375%, 11/15/2033		1,852,000	1,830,256
Sinclair Television Group, Inc., 144A, 8.125%, 2/15/2033 (c)		300,000	301,668
Sirius XM Radio LLC:
144A, 3.125%, 9/1/2026		1,060,000	1,024,867
144A, 5.0%, 8/1/2027 (b)		615,000	603,906
Summer BC Holdco B SARL, REG S, 5.75%, 10/31/2026	EUR	685,000	710,768
TEGNA, Inc., 4.625%, 3/15/2028		1,555,000	1,489,364
Telecom Italia Capital SA, 6.375%, 11/15/2033 (b)		888,000	874,733
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	335,116
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,544,000
Univision Communications, Inc.:
144A, 7.375%, 6/30/2030		850,000	838,673
144A, 8.0%, 8/15/2028		1,365,000	1,395,388
144A, 8.5%, 7/31/2031		285,000	286,256
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029 (b)		2,715,000	2,599,515
Vmed O2 U.K. Financing I PLC, 144A, 4.25%, 1/31/2031		810,000	701,352
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	3,840,010
VZ Vendor Financing II BV, REG S, 2.875%, 1/15/2029	EUR	310,000	300,412
Windstream Services LLC, 144A, 8.25%, 10/1/2031		591,000	611,697
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027		760,000	717,129
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	755,000	719,599
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,038,168
144A, 4.875%, 1/15/2030		655,000	613,572
			51,435,058
Consumer Discretionary 16.9%
1011778 BC ULC, 144A, 4.0%, 10/15/2030		3,425,000	3,101,487
888 Acquisitions Ltd., REG S, 7.558%, 7/15/2027	EUR	400,000	418,591
Adient Global Holdings Ltd., 144A, 7.5%, 2/15/2033 (c)		497,000	503,624
Affinity Interactive, 144A, 6.875%, 12/15/2027		310,000	263,175
Allwyn International AS, REG S, 3.875%, 2/15/2027	EUR	800,000	827,845
AMC Entertainment Holdings, Inc., 144A, 7.5%, 2/15/2029		205,000	173,057
Avis Budget Finance PLC:
REG S, 7.0%, 2/28/2029	EUR	1,200,000	1,291,875
REG S, 7.25%, 7/31/2030	EUR	635,000	686,548
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,199,138
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,241,916
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		746,000	695,994
Carnival Corp.:
144A, 5.75%, 3/1/2027 (b)		2,285,000	2,289,780
144A, 6.125%, 2/15/2033 (c)		520,000	521,288
Carvana Co., 144A, 9.0%, 6/1/2031, PIK		1,195,500	1,437,562
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		580,000	546,344
Forvia SE, REG S, 2.75%, 2/15/2027	EUR	920,000	930,548
Garrett Motion Holdings, Inc., 144A, 7.75%, 5/31/2032		470,000	478,843
Great Canadian Gaming Corp., 144A, 8.75%, 11/15/2029		1,564,000	1,623,398
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,120,000	1,225,792
International Game Technology PLC:
REG S, 3.5%, 6/15/2026	EUR	200,000	207,207
144A, 4.125%, 4/15/2026		2,415,000	2,389,906
Jaguar Land Rover Automotive PLC, 144A, 4.5%, 10/1/2027 (b)		680,000	655,939
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		2,490,000	2,293,101

Macy's Retail Holdings LLC:
4.5%, 12/15/2034		325,000	266,632
144A, 5.875%, 3/15/2030		3,000	2,886
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		405,000	343,853
Melco Resorts Finance Ltd.:
144A, 4.875%, 6/6/2025 (b)		2,115,000	2,107,381
144A, 5.375%, 12/4/2029		495,000	456,272
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028		400,000	311,058
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		860,000	820,000
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	910,000	1,021,245
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		303,000	304,109
144A, 6.75%, 2/1/2032		2,079,000	2,111,461
Odeon Finco PLC, 144A, 12.75%, 11/1/2027		480,000	505,187
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		910,000	828,964
PetSmart, Inc., 144A, 7.75%, 2/15/2029		970,000	966,870
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	1,779,000	1,717,470
144A, 9.75%, 4/15/2029		800,000	873,756
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033 (c)		535,000	534,077
Saks Global Enterprises LLC, 144A, 11.0%, 12/15/2029		778,000	745,016
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		851,000	870,509
Staples, Inc.:
144A, 10.75%, 9/1/2029		1,203,000	1,178,993
144A, 12.75%, 1/15/2030		180,000	140,650
Tenneco, Inc., 144A, 8.0%, 11/17/2028		955,000	911,592
TUI Cruises GmbH, REG S, 6.5%, 5/15/2026	EUR	274,708	286,764
Wayfair LLC, 144A, 7.25%, 10/31/2029		3,182,000	3,246,913
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		1,470,000	1,554,873
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,485,000	1,480,506
REG S, 5.5%, 10/1/2027		310,000	303,415
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	600,000	611,230
REG S, 3.0%, 10/23/2029	EUR	800,000	759,377
ZF North America Capital, Inc., 144A, 6.75%, 4/23/2030		625,000	614,135
			50,878,152
Consumer Staples 1.1%
B&M European Value Retail SA, REG S, 8.125%, 11/15/2030	GBP	920,000	1,207,439
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032		296,000	308,404
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		515,000	479,962
TreeHouse Foods, Inc., 4.0%, 9/1/2028		460,000	420,483
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	735,000	727,987
3.2%, 4/15/2030		290,000	240,842
			3,385,117
Energy 14.4%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		1,481,000	1,518,869
Antero Midstream Partners LP, 144A, 6.625%, 2/1/2032 (b)		790,000	806,915
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		605,000	595,289
144A, 6.625%, 10/15/2032 (b)		1,148,000	1,157,593
144A, 8.25%, 12/31/2028		1,330,000	1,357,373
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032		1,145,000	1,198,146

Buckeye Partners LP:
144A, 6.75%, 2/1/2030		1,224,000	1,245,162
144A, 6.875%, 7/1/2029 (b)		970,000	993,051
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		1,010,000	1,056,329
144A, 8.625%, 11/1/2030		270,000	286,190
144A, 8.75%, 7/1/2031		335,000	353,312
Comstock Resources, Inc., 144A, 6.75%, 3/1/2029		720,000	706,653
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031		345,000	366,796
Energy Transfer LP, 7.125%, 10/1/2054		1,780,000	1,823,904
Global Partners LP, 144A, 8.25%, 1/15/2032		760,000	793,258
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		529,000	538,325
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028 (b)		300,000	306,829
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030 (b)		1,535,000	1,435,825
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032		647,000	672,600
144A, 8.875%, 7/15/2028		670,000	706,700
Kimmeridge Texas Gas LLC, 144A, 8.5%, 2/15/2030		725,000	727,799
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029		1,645,000	1,693,192
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		1,092,000	1,074,605
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		1,693,000	1,687,389
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028		345,000	333,417
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029 (b)		790,000	810,649
144A, 8.375%, 2/15/2032 (b)		630,000	648,081
NuStar Logistics LP, 6.375%, 10/1/2030		1,725,000	1,756,760
Permian Resources Operating LLC:
144A, 6.25%, 2/1/2033		396,000	396,958
144A, 7.0%, 1/15/2032		500,000	513,236
Rockies Express Pipeline LLC, 144A, 6.875%, 4/15/2040		695,000	676,064
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		945,000	964,311
SM Energy Co., 144A, 7.0%, 8/1/2032		692,000	691,002
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		1,351,000	1,422,822
Sunoco LP:
4.5%, 4/30/2030		2,080,000	1,956,131
144A, 7.25%, 5/1/2032 (b)		310,000	323,450
Tallgrass Energy Partners LP, 144A, 7.375%, 2/15/2029		625,000	636,171
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		558,231	572,261
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028 (b)		680,000	696,896
Transocean, Inc., 144A, 8.75%, 2/15/2030		722,500	753,543
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		1,160,000	998,027
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		740,000	756,338
144A, 9.0%, Perpetual		1,292,000	1,346,358
144A, 9.5%, 2/1/2029		210,000	234,088
144A, 9.875%, 2/1/2032 (b)		1,090,000	1,199,898
Vital Energy, Inc., 144A, 7.875%, 4/15/2032 (b)		1,610,000	1,587,920
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		899,000	932,361
			43,308,846
Financials 3.1%
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	1,140,000	1,215,159
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		900,000	896,129
Clue Opco LLC, 144A, 9.5%, 10/15/2031 (b)		425,000	448,571
FirstCash, Inc., 144A, 4.625%, 9/1/2028 (b)		705,000	674,110
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		745,000	748,030
144A, 12.0%, 10/1/2028		285,000	310,411

Icahn Enterprises LP, 5.25%, 5/15/2027		470,000	455,543
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		1,350,000	1,352,087
Planet Financial Group LLC, 144A, 10.5%, 12/15/2029		705,000	725,204
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		1,295,000	1,258,278
144A, (REIT), 6.0%, 4/15/2030		888,000	875,175
144A, (REIT), 7.25%, 4/1/2029		320,000	330,555
			9,289,252
Health Care 7.3%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		470,000	470,683
Acadia Healthcare Co., Inc.:
144A, 5.0%, 4/15/2029		875,000	832,039
144A, 5.5%, 7/1/2028		1,885,000	1,843,595
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		735,000	628,425
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028		185,000	126,364
144A, 5.5%, 11/1/2025		453,000	444,506
144A, 6.125%, 2/1/2027		990,000	905,068
Bayer AG, REG S, 5.375%, 3/25/2082	EUR	1,500,000	1,547,954
Charles River Laboratories International, Inc., 144A, 4.0%, 3/15/2031		840,000	755,123
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,142,437
144A, 5.25%, 5/15/2030		300,000	255,771
144A, 5.625%, 3/15/2027		635,000	616,552
144A, 6.875%, 4/1/2028		725,000	514,750
Embecta Corp., 144A, 5.0%, 2/15/2030		930,000	864,746
Encompass Health Corp., 4.625%, 4/1/2031		1,140,000	1,066,988
Gruenenthal GmbH, REG S, 3.625%, 11/15/2026	EUR	720,000	745,061
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		980,000	867,483
144A, 8.375%, 2/15/2032		918,000	926,556
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,401,412
RAY Financing LLC, 144A, 6.5%, 7/15/2031	EUR	550,000	602,682
Star Parent, Inc., 144A, 9.0%, 10/1/2030		365,000	384,090
Tenet Healthcare Corp., 6.875%, 11/15/2031		2,000,000	2,063,786
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036		910,000	910,127
Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029	EUR	390,000	461,324
Teva Pharmaceutical Finance Netherlands III BV:
4.1%, 10/1/2046		875,000	639,467
8.125%, 9/15/2031 (b)		860,000	962,929
			21,979,918
Industrials 9.1%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		250,000	232,609
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		335,000	319,399
144A, 6.0%, 6/1/2029 (b)		385,000	356,226
144A, 9.75%, 7/15/2027		320,000	322,016
American Airlines, Inc., 144A, 5.5%, 4/20/2026		1,006,250	1,005,675
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028 (b)		950,000	1,006,665
Assemblin Caverion Group AB, REG S, 6.25%, 7/1/2030	EUR	540,000	584,061
ATS Corp., 144A, 4.125%, 12/15/2028		1,370,000	1,280,080
Brightline East LLC, 144A, 11.0%, 1/31/2030		565,000	547,508
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028 (b)		155,000	152,243
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		335,000	271,084
Enviri Corp., 144A, 5.75%, 7/31/2027		885,000	858,832

Fortress Transportation & Infrastructure Investors LLC:
144A, 5.5%, 5/1/2028		760,000	742,861
144A, 7.0%, 5/1/2031		770,000	780,374
Garda World Security Corp.:
144A, 4.625%, 2/15/2027		785,000	769,468
144A, 8.25%, 8/1/2032		320,000	329,154
144A, 8.375%, 11/15/2032 (b)		623,000	643,252
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028 (b)		1,270,000	1,209,132
144A, 6.75%, 1/15/2031 (b)		1,280,000	1,327,877
Goat Holdco LLC, 144A, 6.75%, 2/1/2032		402,000	400,653
Great Lakes Dredge & Dock Corp., 144A, 5.25%, 6/1/2029		162,000	150,456
Hillenbrand, Inc., 3.75%, 3/1/2031		625,000	550,745
Imola Merger Corp., 144A, 4.75%, 5/15/2029		925,000	882,211
James Hardie International Finance DAC, REG S, 3.625%, 10/1/2026	EUR	730,000	756,752
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031 (b)		400,000	422,863
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		1,040,000	886,577
OneSky Flight LLC, 144A, 8.875%, 12/15/2029		325,000	332,933
Paprec Holding SA, REG S, 3.5%, 7/1/2028	EUR	700,000	716,597
Quikrete Holdings, Inc.:
144A, 6.375%, 3/1/2032 (c)		237,000	237,590
144A, 6.75%, 3/1/2033 (c)		277,000	277,693
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,252,036
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029 (b)		500,000	537,573
Stena International SA, 144A, 7.25%, 1/15/2031		2,000,000	2,043,536
TransDigm, Inc., 4.625%, 1/15/2029		1,580,000	1,495,527
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		695,000	724,016
Verisure Holding AB, REG S, 3.25%, 2/15/2027	EUR	1,550,000	1,588,096
Veritiv Operating Co., 144A, 10.5%, 11/30/2030		162,000	176,060
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030 (b)		615,000	563,601
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028		685,000	673,016
			27,407,047
Information Technology 1.9%
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		1,315,000	1,366,832
144A, 9.0%, 9/30/2029		1,170,000	1,198,258
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033 (b)		949,000	986,424
144A, 8.625%, 5/15/2032 (b)		110,000	117,242
144A, 9.0%, 5/15/2028		550,000	579,621
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,165,000	1,074,474
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		290,000	274,832
			5,597,683
Materials 13.8%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/2028		220,000	208,780
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		920,000	954,291
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	1,015,000	906,863
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		540,000	475,200
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		425,000	474,496
Ashland Services BV, REG S, 2.0%, 1/30/2028	EUR	3,350,000	3,301,857
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		450,000	413,614
Azelis Finance NV, 144A, 4.75%, 9/25/2029	EUR	500,000	532,386
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		840,000	898,881
Chemours Co., 144A, 5.75%, 11/15/2028		3,785,000	3,590,982
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		395,000	372,663

Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		575,000	535,833
144A, 4.875%, 3/1/2031		260,000	235,492
144A, 6.875%, 11/1/2029		313,000	313,969
Commercial Metals Co., 3.875%, 2/15/2031		1,895,000	1,699,966
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	458,581
144A, 5.625%, 10/15/2028		900,000	801,000
Constellium SE, REG S, 5.375%, 8/15/2032	EUR	1,165,000	1,207,066
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		1,885,000	1,799,182
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031 (b)		570,000	520,087
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026		1,250,000	1,236,229
Iris Holding, Inc., 144A, 10.0%, 12/15/2028		255,000	235,714
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	204,000	210,239
REG S, 9.5%, 3/15/2029	EUR	894,000	1,010,905
LABL, Inc., 144A, 8.25%, 11/1/2029 (b)		1,090,000	931,950
Lenzing AG, REG S, 5.75%, Perpetual	EUR	400,000	409,852
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		580,000	596,359
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		1,230,000	1,240,553
Mineral Resources Ltd.:
144A, 8.5%, 5/1/2030		300,000	310,375
144A, 9.25%, 10/1/2028		1,215,000	1,285,039
Novelis Corp., 144A, 3.25%, 11/15/2026		650,000	628,080
Novelis Sheet Ingot GmbH, REG S, 3.375%, 4/15/2029	EUR	1,520,000	1,509,470
OI European Group BV, REG S, 6.25%, 5/15/2028	EUR	550,000	586,974
Olin Corp., 5.0%, 2/1/2030		2,665,000	2,512,737
Olympus Water U.S. Holding Corp.:
144A, 5.375%, 10/1/2029	EUR	150,000	151,178
REG S, 5.375%, 10/1/2029	EUR	885,000	891,952
144A, 7.25%, 6/15/2031		740,000	753,413
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (d)	EUR	825,000	188,288
ProGroup AG, REG S, 5.125%, 4/15/2029	EUR	600,000	608,435
SCIL IV LLC, 144A, 5.375%, 11/1/2026		2,045,000	2,028,905
SNF Group SACA, 144A, 3.125%, 3/15/2027		1,720,000	1,637,731
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		1,280,000	1,310,305
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		405,000	447,412
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030		465,000	425,299
WEPA Hygieneprodukte GmbH, REG S, 2.875%, 12/15/2027	EUR	550,000	563,438
			41,412,021
Real Estate 2.7%
Iron Mountain U.K. PLC, REG S, 3.875%, 11/15/2025	GBP	1,865,000	2,278,591
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	735,000	760,665
(REIT), 5.0%, 10/15/2027		690,000	617,918
144A, (REIT), 8.5%, 2/15/2032 (c)		949,000	963,717
Service Properties Trust:
(REIT), 4.75%, 10/1/2026		470,000	454,346
(REIT), 5.5%, 12/15/2027		320,000	308,002
Uniti Group LP:
144A, (REIT), 4.75%, 4/15/2028		1,200,000	1,139,741
144A, (REIT), 6.5%, 2/15/2029		580,000	529,126
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		1,105,000	1,049,956
			8,102,062
Utilities 4.4%
Edison International, 8.125%, 6/15/2053		940,000	891,270

EDP SA, REG S, 5.943%, 4/23/2083	EUR	800,000	876,603
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	2,400,000	2,337,736
144A, 9.125%, Perpetual (b)		530,000	601,967
Lightning Power LLC, 144A, 7.25%, 8/15/2032		855,000	883,095
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,580,000	1,392,068
144A, 3.875%, 2/15/2032		1,260,000	1,106,891
144A, 6.25%, 11/1/2034		1,216,000	1,198,176
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	600,171
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030		1,220,000	1,126,849
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		270,177	263,350
Veolia Environnement SA, REG S, 2.5%, Perpetual	EUR	500,000	489,473
Vistra Corp., 144A, 7.0%, Perpetual		1,460,000	1,464,882
			13,232,531
Total Corporate Bonds (Cost $277,331,665)			276,027,687

Convertible Bonds 1.0%
Utilities
NextEra Energy Partners LP, 144A, 2.5%, 6/15/2026 (Cost $3,118,657)		3,275,000	3,099,222

Asset-Backed 0.4%
Miscellaneous
Golub Capital Partners CLO 77 B Ltd., “D1”, Series 2024-77A, 144A, 3 mo. USD Term SOFR + 2.7%, 7.0% (e), 1/25/2038		775,000	776,190
Neuberger Berman Loan Advisers CLO 44 Ltd., “DR”, Series 2021-44A, 144A, 3 mo. USD Term SOFR + 2.65%, 6.948% (e), 10/16/2035		457,000	457,211
Total Asset-Backed (Cost $1,232,000)			1,233,401

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Notes, 3.875%, 8/15/2034 (Cost $133,657)		140,000	132,803

Loan Participations and Assignments 5.2%
Senior Loans (e)
Alliant Holdings Intermediate LLC, Term Loan B6, 9/19/2031 (f)		900,000	903,883
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.302%, 10/31/2027		501,994	441,963
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.562%, 9/29/2031		1,540,000	1,536,920
Asurion LLC, Second Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.676%, 1/31/2028		640,000	627,440
Cablevision Lightpath LLC, Term Loan B, 11/30/2027 (f)		603,424	604,405
Clear Channel Outdoor Holdings, Inc., Term Loan, 8/23/2028 (f)		675,000	678,729
Cornerstone Building Brands, Inc., Term Loan B, 5/15/2031 (f)		583,538	566,945
DirecTV Financing LLC, Term Loan, 8/2/2029 (f)		1,215,000	1,208,755
Garda World Security Corp., Term Loan B, 2/1/2029 (f)		725,000	728,353
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.452%, 12/1/2028		720,000	663,822
HUB International Ltd., First Lien Term Loan B, 6/20/2030 (f)		144,000	144,700
Lightning Power LLC, Term Loan B, 8/18/2031 (f)		630,000	634,256
Lumen Technologies, Inc., Term Loan B1, 4/15/2029 (f)		460,000	432,009
McAfee LLC, First Lien Term Loan B, 3/1/2029 (f)		1,075,000	1,080,241
Quikrete Holdings, Inc., Term Loan B, 2/10/2032 (f)		473,000	475,956
Sabre GLBL, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 5.0%, 9.412%, 6/30/2028		455,000	448,887
Star Parent, Inc., Term Loan B, 9/27/2030 (f)		738,907	730,543
TransDigm, Inc., Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.829%, 1/19/2032		1,541,137	1,549,799

Truist Insurance Holdings LLC, Term Loan B, 5/6/2031 (f)	1,006,250	1,010,652
Virgin Media Bristol LLC, Term Loan Y, 6 mo. USD Term SOFR + 3.175%, 7.724%, 3/31/2031	1,240,000	1,217,946
Total Loan Participations and Assignments (Cost $15,652,731)		15,686,204

	Shares	Value ($)

Exchange-Traded Funds 3.5%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	60,000	2,376,414
Invesco Senior Loan ETF	145,000	3,052,250
iShares Broad USD High Yield Corporate Bond ETF (b)	38,428	1,432,980
iShares EUR High Yield Corp. Bond UCITS ETF	35,230	3,458,343
Total Exchange-Traded Funds (Cost $10,377,105)		10,319,987

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	2,607

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $239,283)	1,219	8,607

Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (h) (i) (Cost $19,909,529)	19,909,529	19,909,529

Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 4.41% (h) (Cost $7,292,233)	7,292,233	7,292,233

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $335,286,860)	111.0	333,712,280
Other Assets and Liabilities, Net	(11.0)	(33,134,331)
Net Assets	100.0	300,577,949
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (h) (i)
2,618,062	17,291,467 (j)	—	—	—	23,321	—	19,909,529	19,909,529
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 4.41% (h)
13,287,462	59,731,618	65,726,847	—	—	84,359	—	7,292,233	7,292,233
15,905,524	77,023,085	65,726,847	—	—	107,680	—	27,201,762	27,201,762

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $19,107,546, which is 6.4% of net assets.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	All or a portion of the security represents unsettled loan commitments at January 31, 2025 where the rate will be determined at the time of settlement.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	50,653,597	USD	52,667,726	2/28/2025	52,854	State Street Bank and Trust δ
EUR	743,012	USD	773,681	2/28/2025	1,900	State Street Bank and Trust δ
Total unrealized appreciation					54,754

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	2,869,700	USD	3,557,014	2/28/2025	(824)	State Street Bank and Trust δ
USD	816,039	EUR	782,275	2/28/2025	(3,475)	HSBC Holdings PLC
USD	918,803	EUR	881,231	2/28/2025	(3,451)	HSBC Holdings PLC
EUR	515,522	USD	535,379	2/28/2025	(104)	HSBC Holdings PLC
Total unrealized depreciation					(7,854)

δ	U.S Treasury Notes with a value of $1,053,649 received as collateral for open over-the counter derivative contracts.
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$276,027,687	$—	$276,027,687
Convertible Bonds	—	3,099,222	—	3,099,222
Asset-Backed	—	1,233,401	—	1,233,401
Government & Agency Obligations	—	132,803	—	132,803
Loan Participations and Assignments	—	15,686,204	—	15,686,204
Exchange-Traded Funds	6,861,644	3,458,343	—	10,319,987
Common Stocks	2,607	—	—	2,607
Warrants	—	—	8,607	8,607
Short-Term Investments (a)	27,201,762	—	—	27,201,762
Derivatives (b)
Forward Foreign Currency Contracts	—	54,754	—	54,754
Total	$34,066,013	$299,692,414	$8,607	$333,767,034

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(7,854)	$—	$(7,854)
Total	$—	$(7,854)	$—	$(7,854)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH1
R-080548-3 (1/27)